Fees and Expenses	Feb. 26, 2026
InfraCap MLP ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	Income tax expense is based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.95%
Income Tax Expenses (Includes Interest Expense and Accrued and Deferred Income Tax Expense/Benefit)(2)(3)	0.77%
Total Annual Fund Operating Expenses	1.72%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s sub-adviser pays all of the expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; and other non-routine and extraordinary expenses of the Fund.
(2)	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended October 31, 2025, the Fund had net operating loss of $6,042,774, accrued $17,325,620 in deferred income tax expense and accrued $32,574,403 in current income tax expense and franchise tax expense.
(3)	Income tax expense is based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in high taxes for the Fund. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the

Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	237.00%
InfraCap REIT Preferred ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.45%
Total Annual Fund Operating Expenses	0.45%

(1)	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Virtus InfraCap U.S. Preferred Stock ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.80%
Other Expenses	1.31%
Total Annual Fund Operating Expenses	2.11%

(1)	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the management fee paid to the Fund’s adviser; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 years
$214	$661	$1,134	$2,441

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%
Virtus Biotech Clinical Trials ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Expenses Restated to Reflect Current [Text]	The Management Fee has been restated to reflect current fees.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)(2)	0.65%
Total Annual Fund Operating Expenses	0.65%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	The Management Fee has been restated to reflect current fees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	53.00%
Virtus Biotech ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Expenses Restated to Reflect Current [Text]	The Management Fee has been restated to reflect current fees.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)(2)	0.34%
Total Annual Fund Operating Expenses	0.34%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	The Management Fee has been restated to reflect current fees.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Virtus Newfleet Multi-Sector Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.45%
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(1)	0.59%
Fee Waiver and/or Expense Reimbursement(2)	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%

(1)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)	The Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”) has entered into an expense limitation agreement (“Expense Limitation Agreement”) to limit the Fund’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”)) so that such expenses do not exceed 0.49% of the Fund’s average daily net assets through at least February 28, 2027. While the Adviser or the Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees. Pursuant to the Expense Limitation Agreement, the Adviser may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree).

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Expense Limitation Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$51	$180	$320	$729

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	91.00%
Virtus Private Credit Strategy ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.75%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	9.85%
Total Annual Fund Operating Expenses(2)	10.60%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
(2)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$1,030	$2,921	$4,606	$8,059

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Virtus Real Asset Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.55%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	57.00%
Virtus WMC International Dividend ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(1)	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%

(1)	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%